iShares
®
U.S. Real Estate ETF
Schedule of Investments
(unaudited)
December 31, 2022
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Diversified REITs  —  2 .1%
STORE Capital Corp.
(a)
...................... 853,031 $ 27,348,174
WP Carey, Inc. ........................... 667,827 52,190,680
79,538,854
a
Health Care REITs  —  7 .7%
Healthcare Realty Trust, Inc. , Class A ............ 1,221,715 23,542,448
Healthpeak Properties, Inc. ................... 1,725,612 43,261,093
Medical Properties Trust, Inc. .................. 1,919,699 21,385,447
National Health Investors, Inc. ................. 139,044 7,260,878
Omega Healthcare Investors, Inc. ............... 751,775 21,012,111
Physicians Realty Trust ...................... 732,756 10,602,979
Sabra Health Care REIT, Inc. .................. 742,942 9,234,769
Ventas, Inc. ............................. 1,283,174 57,806,989
Welltower, Inc. ............................ 1,516,886 99,431,877
293,538,591
a
Hotel & Resort REITs  —  1 .0%
Host Hotels & Resorts, Inc. ................... 2,295,385 36,840,929
a
Industrial REITs  —  11 .9%
Americold Realty Trust, Inc. ................... 864,826 24,483,224
EastGroup Properties, Inc. ................... 139,879 20,710,485
First Industrial Realty Trust, Inc. ................ 424,179 20,470,879
LXP Industrial Trust ........................ 883,449 8,852,159
Prologis, Inc. ............................. 2,945,569 332,053,993
Rexford Industrial Realty, Inc. ................. 589,048 32,185,583
STAG Industrial, Inc. ....................... 575,319 18,588,557
457,344,880
a
Mortgage REITs  —  2 .4%
AGNC Investment Corp. ..................... 1,835,015 18,992,405
Annaly Capital Management, Inc. ............... 1,501,941 31,660,916
Blackstone Mortgage Trust, Inc. , Class A .......... 548,367 11,608,930
Rithm Capital Corp. ........................ 1,521,713 12,432,395
Starwood Property Trust, Inc. .................. 993,827 18,216,849
92,911,495
a
Office REITs  —  4 .8%
Alexandria Real Estate Equities, Inc. ............. 479,344 69,826,040
Boston Properties, Inc. ...................... 457,923 30,946,436
Corporate Office Properties Trust ............... 360,157 9,342,473
Cousins Properties, Inc. ..................... 486,579 12,305,583
Douglas Emmett, Inc. ....................... 563,141 8,830,051
Equity Commonwealth ...................... 350,616 8,754,882
Highwoods Properties, Inc. ................... 338,354 9,467,145
JBG SMITH Properties ...................... 317,168 6,019,849
Kilroy Realty Corp. ......................... 337,929 13,067,714
SL Green Realty Corp. ...................... 206,041 6,947,703
Vornado Realty Trust ....................... 517,810 10,775,626
186,283,502
a
Real Estate Development  —  0 .2%
Howard Hughes Corp. (The)
(a) (b)
................ 110,630 8,454,345
a
Real Estate Services  —  3 .4%
CBRE Group, Inc. , Class A
(a) (b)
................. 1,014,261 78,057,527
Jones Lang LaSalle, Inc.
(a) (b)
................... 152,365 24,282,410
Opendoor Technologies, Inc.
(a) (b)
................ 1,623,034 1,882,719
Zillow Group, Inc. , Class A
(a) (b)
................. 186,474 5,819,853
Zillow Group, Inc. , Class C , NVS
(a) (b)
............. 523,147 16,850,565
126,893,074
a
Security Shares Value
a
Research & Consulting Services  —  2 .7%
CoStar Group, Inc.
(a) (b)
....................... 1,305,556 $ 100,893,368
a
Residential REITs  —  13 .5%
American Homes 4 Rent , Class A ............... 985,353 29,698,539
Apartment Income REIT Corp. ................. 481,551 16,522,015
AvalonBay Communities, Inc. ................. 449,098 72,538,309
Camden Property Trust ...................... 341,975 38,260,163
Equity LifeStyle Properties, Inc. ................ 561,607 36,279,812
Equity Residential ......................... 1,091,879 64,420,861
Essex Property Trust, Inc. .................... 207,871 44,052,022
Invitation Homes, Inc. ....................... 1,864,610 55,267,040
Mid-America Apartment Communities, Inc. ......... 370,704 58,196,821
Sun Communities, Inc. ...................... 397,712 56,872,816
UDR, Inc. ............................... 982,350 38,046,416
510,154,814
a
Retail REITs  —  11 .4%
Agree Realty Corp.
(a)
....................... 284,337 20,168,023
Brixmor Property Group, Inc. .................. 962,782 21,826,268
Federal Realty Investment Trust ................ 234,627 23,706,712
Kimco Realty Corp. ........................ 1,985,386 42,050,475
National Retail Properties, Inc. ................. 573,767 26,255,578
Realty Income Corp. ........................ 2,013,289 127,702,921
Regency Centers Corp. ..................... 494,406 30,900,375
Simon Property Group, Inc. ................... 1,049,564 123,302,779
Spirit Realty Capital, Inc. ..................... 448,337 17,902,096
433,815,227
a
Specialized REITs  —  38 .3%
American Tower Corp. ...................... 1,485,766 314,774,385
Crown Castle, Inc. ......................... 1,259,254 170,805,213
CubeSmart .............................. 720,932 29,017,513
Digital Realty Trust, Inc. ..................... 923,004 92,549,611
Equinix, Inc.
(a)
............................ 295,292 193,425,119
Extra Space Storage, Inc. .................... 429,918 63,275,331
Gaming and Leisure Properties, Inc. ............. 826,680 43,061,761
Iron Mountain, Inc. ......................... 933,250 46,522,513
Lamar Advertising Co. , Class A ................ 280,131 26,444,366
Life Storage, Inc. .......................... 272,860 26,876,710
National Storage Affiliates Trust ................ 271,767 9,816,224
PotlatchDeltic Corp. ........................ 259,309 11,407,003
Public Storage ............................ 507,450 142,182,416
Rayonier, Inc.
(a)
........................... 470,047 15,492,749
SBA Communications Corp. , Class A ............. 346,595 97,154,044
VICI Properties, Inc. ........................ 3,091,739 100,172,344
Weyerhaeuser Co. ......................... 2,362,443 73,235,733
1,456,213,035
a
Total Long-Term  Investments — 99.4%
(Cost: $ 5,099,187,294 ) ............................... 3,782,882,114
a
Short-Term Securities
Money Market Funds  —  3 .3%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
4.53%
(c) (d) (e)
............................ 126,291,268 126,329,155
a
Total Short-Term Securities — 3.3%
(Cost: $ 126,307,523 ) ................................ 126,329,155
Total Investments — 102.7%
(Cost: $ 5,225,494,817 ) ............................... 3,909,211,269
Liabilities in Excess of Other Assets — ( 2 .7 ) % ............... (103,232,550)
Net Assets — 100.0% ................................. $ 3,805,978,719

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
U.S. Real Estate ETF
2
Derivative Financial Instruments Outstanding as of Period End
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
  Shares Held
at 12/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 60,300,476  $ 65,995,711
(a)
$ —  $ 6,117  $ 26,851  $ 126,329,155  126,291,268  $ 87,925
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares
(c)
...... 5,660,000  —  (5,660,000)
(a)
—  —  —  —  97,366  4
$ 6,117  $ 26,851
$ 126,329,155
$ 185,291  $ 4
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index ......................................................... 718 03/17/23 $ 23,680 $ (273,351)

iShares
®
U.S. Real Estate ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2022
3
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,782,882,114  $ —  $ —  $ 3,782,882,114
Short-Term Securities
Money Market Funds ...................................... 126,329,155  —  —  126,329,155
$ 3,909,211,269  $ —  $ —  $ 3,909,211,269
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (273,351) $ —  $ —  $ (273,351)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares